Property, Plant and Equipment - Summary of the Details of Property, Plant and Equipment Provided (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Related amount	₩ 6,683,662	₩ 8,120,791
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	13,115	13,337
Secured amount	₩ 15,995	₩ 16,009
Related line item	Borrowings	Borrowings
Related amount	₩ 2,730	₩ 11,540
Secured party	Standard Chartered Bank Korea Development Bank	Standard Chartered Bank Korea Development Bank
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	₩ 53,757	₩ 55,951
Secured amount	38,570	43,506
Related amount	₩ 16,071	₩ 25,379
Secured party	Shinhan Bank	Shinhan Bank